Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	30
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385		55.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30%		July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%		May 15, 2020
Class A-2b Notes	$233,100,000.00	1.83538%	*	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%		November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%		September 15, 2022
Class B Notes	$39,030,000.00	2.15%		October 15, 2022
Class C Notes	$26,020,000.00	2.33%		December 15, 2023
Total	$1,301,120,000.00
		* One-month LIBOR + 0.07%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$849,097.23

Principal:
Principal Collections	$15,421,803.99
Prepayments in Full	$6,097,737.81
Liquidation Proceeds	$308,332.14
Recoveries	$136,682.76
Sub Total	$21,964,556.70
Collections	$22,813,653.93

Purchase Amounts:
Purchase Amounts Related to Principal	$238,084.28
Purchase Amounts Related to Interest	$640.52
Sub Total	$238,724.80

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,052,378.73

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	30
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$23,052,378.73
Servicing Fee	$357,842.30	$357,842.30	$0.00	$0.00	$22,694,536.43
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$22,694,536.43
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$22,694,536.43
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$22,694,536.43
Interest - Class A-3 Notes	$290,295.42	$290,295.42	$0.00	$0.00	$22,404,241.01
Interest - Class A-4 Notes	$160,149.92	$160,149.92	$0.00	$0.00	$22,244,091.09
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,244,091.09
Interest - Class B Notes	$69,928.75	$69,928.75	$0.00	$0.00	$22,174,162.34
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,174,162.34
Interest - Class C Notes	$50,522.17	$50,522.17	$0.00	$0.00	$22,123,640.17
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,123,640.17
Regular Principal Payment	$20,689,666.93	$20,689,666.93	$0.00	$0.00	$1,433,973.24
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,433,973.24
Residual Released to Depositor	$0.00	$1,433,973.24	$0.00	$0.00	$0.00
Total		$23,052,378.73

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$20,689,666.93
Total					$20,689,666.93
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,689,666.93	$55.36	$290,295.42	$0.78	$20,979,962.35	$56.14
Class A-4 Notes	$0.00	$0.00	$160,149.92	$1.56	$160,149.92	$1.56
Class B Notes	$0.00	$0.00	$69,928.75	$1.79	$69,928.75	$1.79
Class C Notes	$0.00	$0.00	$50,522.17	$1.94	$50,522.17	$1.94
Total	$20,689,666.93	$15.90	$570,896.26	$0.44	$21,260,563.19	$16.34

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	30

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$206,126,928.61	0.5515840	$185,437,261.68	0.4962196
Class A-4 Notes	$102,770,000.00	1.0000000	$102,770,000.00	1.0000000
Class B Notes	$39,030,000.00	1.0000000	$39,030,000.00	1.0000000
Class C Notes	$26,020,000.00	1.0000000	$26,020,000.00	1.0000000
Total	$373,946,928.61	0.2874039	$353,257,261.68	0.2715024

Pool Information
Weighted Average APR	2.436%	2.436%
Weighted Average Remaining Term	31.63	30.82
Number of Receivables Outstanding	30,471	29,734
Pool Balance	$429,410,765.63	$406,924,417.86
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$399,969,398.75	$379,279,731.82
Pool Factor	0.3044671	0.2885235

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$27,644,686.04
Targeted Overcollateralization Amount	$53,667,156.18
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$53,667,156.18

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,051,842.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	30
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		79	$420,389.55
(Recoveries)		100	$136,682.76
Net Loss for Current Collection Period			$283,706.79
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7928%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6802%
Second Prior Collection Period			0.3858%
Prior Collection Period			0.7834%
Current Collection Period			0.8141%
Four Month Average (Current and Prior Three Collection Periods)			0.6659%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2582	$10,787,345.98
(Cumulative Recoveries)			$2,049,614.11
Cumulative Net Loss for All Collection Periods			$8,737,731.87
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6195%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,177.90
Average Net Loss for Receivables that have experienced a Realized Loss			$3,384.09

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.54%	369	$6,260,623.04
61-90 Days Delinquent	0.21%	41	$853,124.36
91-120 Days Delinquent	0.04%	7	$158,713.38
Over 120 Days Delinquent	0.10%	19	$402,192.32
Total Delinquent Receivables	1.89%	436	$7,674,653.10

Repossession Inventory:
Repossessed in the Current Collection Period		18	$383,832.11
Total Repossessed Inventory		30	$564,921.14

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2012%
Prior Collection Period			0.1903%
Current Collection Period			0.2253%
Three Month Average			0.2056%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3475%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	30

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer